Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$115,042,653.20	0.7049182	$100,135,650.02	0.6135763	$14,907,003.18
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$187,072,653.20	0.1257014	$172,165,650.02	0.1156848	$14,907,003.18

Weighted Avg. Coupon (WAC)	4.15%		4.17%
Weighted Avg. Remaining Maturity (WARM)	23.32		22.48
Pool Receivables Balance	$219,517,552.40		$204,441,409.63
Remaining Number of Receivables	29,885		29,071

Adjusted Pool Balance	$217,726,397.56		$202,819,394.38

III. COLLECTIONS

Principal:
Principal Collections	$14,795,913.02
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$282,469.85
Total Principal Collections	$15,078,382.87

Interest:
Interest Collections	$741,016.89
Late Fees & Other Charges	$42,113.70
Interest on Repurchase Principal	$-
Total Interest Collections	$783,130.59

Collection Account Interest	$3,621.31
Reserve Account Interest	$906.03
Servicer Advances	$-

Total Collections	$15,866,040.80

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Hyundai Auto Receivables Trust 2013-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,866,040.80
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,866,040.80

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$182,931.29	$-	$182,931.29	$182,931.29
Collection Account Interest					$3,621.31
Late Fees & Other Charges					$42,113.70
Total due to Servicer					$228,666.30

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$71,901.66		$71,901.66

Total Class A interest:		$71,901.66		$71,901.66	$71,901.66

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$15,489,636.59

7. Regular Principal Distribution Amount:					$14,907,003.18

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$14,907,003.18
Class A Notes Total:	$14,907,003.18	$14,907,003.18
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$14,907,003.18	$14,907,003.18

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			582,633.41

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,791,154.84
Beginning Period Amount	$1,791,154.84
Current Period Amortization	$169,139.59
Ending Period Required Amount	$1,622,015.25
Ending Period Amount	$1,622,015.25
Next Distribution Date Amount	$1,462,900.10

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	14.08%	15.11%	15.11%

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Hyundai Auto Receivables Trust 2013-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	41
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.05%	28,505	97.28%	$198,886,239.97
30 - 60 Days	1.60%	466	2.21%	$4,514,246.84
61 - 90 Days	0.31%	89	0.45%	$923,199.10
91-120 Days	0.04%	11	0.06%	$117,723.72
121 + Days	0.00%	0	0.00%	$-
Total		29,071		$204,441,409.63

Delinquent Receivables 30+ Days Past Due
Current Period	1.95%	566	2.72%	$5,555,169.66
1st Preceding Collection Period	1.70%	508	2.38%	$5,219,610.74
2nd Preceding Collection Period	1.69%	517	2.34%	$5,493,083.07
3rd Preceding Collection Period	1.64%	518	2.21%	$5,578,481.65
Four-Month Average	1.74%		2.41%

Repossession in Current Period		17		$193,232.84
Repossession Inventory		39		$86,578.35

Current Charge-Offs
Gross Principal of Charge-Offs				$280,229.75
Recoveries				$(282,469.85)
Net Loss				$(2,240.10)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.01%

Average Pool Balance for Current Period				$211,979,481.02

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.01%
1st Preceding Collection Period				-0.18%
2nd Preceding Collection Period				-0.91%
3rd Preceding Collection Period				0.23%
Four-Month Average				-0.22%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	31	2,365	$34,298,139.00
Recoveries	33	2,169	$(21,963,326.38)
Net Loss			$12,334,812.62
Cumulative Net Loss as a % of Initial Pool Balance			0.79%

Net Loss for Receivables that have experienced a Net Loss *	20	1,948	$12,475,252.05
Average Net Loss for Receivables that have experienced a Net Loss			$6,404.13

Principal Balance of Extensions			$984,901.57
Number of Extensions			90

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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